                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2000
Check here if Amendment [ ]; Amendment Number: _____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    ING Barings LLC
Address: 55 East 52nd Street,New York, NY 10055

Form 13F File Number: 28-7338

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Andrew Druch
Title: General Counsel and Compliance Director
Phone: 212-409-6135
Signature, Place, and Date of Signing:

____________________ New York, NY, 10055, 08/14/2000
[Signature] [City, State] [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 101

Form 13F Information Table Value Total: $ 17,366 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

13F FILING 06/30/2000

                                                                              MARKET     Investment
ISSUER NAME                                TITLE       CUSIP      SHARES      VALUE      Discretion             Voting Rights
                                          OF CLASS     NUMBER                 (000'S)   Sole   Shared   Other   Sole   Shared   None
Amazon.Com Inc.                            Common     023135106      500       18,157    X                       X
American Express Company                   Common     025816109    12445       650641    X                       X
American International Group               Common     026874107     5945       698543    X                       X
American Online Inc.                       Common     023BSE983     1500        79125    X                       X
Applied Films Corp                         Common      38197109     2000        73250    X                       X
Bank of America Corp                       Common     605005104      495        21285    X                       X
Bellsouth Corp.                            Common     079860102      400        17050    X                       X
Bristol Myers Squibb Co.                   Common     110122108     9850      573,768    X                       X
British Telecommunications PLC             ADR        111021408      300       39,675    X                       X
Cendant Corp                               Common     12490K107     3000       58,220    X                       X
Charter Communications Inc                 Class A    16117M107     1500        24657    X                       X
Chase Manhattan Corp                       Common     1616A108      1200        55275    X                       X
Cisco Systems Inc                          Common     17275R102    12560       801533    X                       X
Citigroup Inc.                             Common     172967101    11155       672092    X                       X
Coco Cola Co.                              Common     191216100      700        40207    X                       X
Colgate Palmolive Co                       Common     194162103    10810      647,246    X                       X
Compaq Computer Corp.                      Common     204493100      400        10225    X                       X
Computer Sciences Corp                     Common     205363104      310        23153    X                       X
Conseco Inc.                               Common     208464107     3316        32331    X                       X
Covad Communications Group Inc.            Common     222814204     1000        16125    X                       X
Deere & Co.                                Common     244199105      600       22,200    X                       X
Dell Computer Corp                         Common     247025109     2000        98626    X                       X
Delta & Pine Land Co.                      Common     247357106     1000        25063    X                       X
Earthlink Network Inc.                     Common     270321102     3307       51,053    X                       X
Eastman Kodak Co                           Common     277461909      550       32,725    X                       X
ECI Telecom                                ORD        268258100      800       28,600    X                       X
Elan PLC                                   ADR        284131208     1700       82,344    X                       X
Excel Legacy Corp                          Common     300665106     3000        8,064    X                       X
Exxon Mobile Corp.                         Common     30231G102      400        31400    X                       X
Fannie Mae                                 Common     313586109      500        26094    X                       X
GTE Corp                                   Common     369604103      250       15,563    X                       X
General Electric Co.                       Common     369604103    16593      879,429    X                       X
HSBC Holdings PLC                          ADR        44328M302      600       34,762    X                       X
Harken Energy Corp                         Common     412552101     1000          625    X                       X
Healtheon/Webmd Corporations               Common     422209106      200         2963    X                       X
Hewlett Packard Co.                        Common     428236103     5725      714,911    X                       X
Hilton Hotels Corp.                        Common     432848109     1340        12563    X                       X
Home Depot Co.                             Common     437076102    12591       632918    X                       X
ITC Deltacom Inc                           Common     45031T104     3100        69171    X                       X

13F FILING 06/30/2000

                                                                              MARKET     Investment
ISSUER NAME                                TITLE       CUSIP      SHARES      VALUE      Discretion             Voting Rights
                                          OF CLASS     NUMBER                 (000'S)   Sole   Shared   Other   Sole   Shared   None
I-Cable Communications LTD                 ADR        44934B104     2100        23250    X                       X
Infosys Technologies Ltd                   ADR        456788108      240        42540    X                       X
Intel Corp.                                Common     458140100     7395       988624    X                       X
International Business Machines Corp.      Common     459200101     5570       610264    X                       X
Koninkluke Philips                         Common     500472204     1840       87,400    X                       X
Korea Electric Power Corp                  ADR        500631106     2000       36,876    X                       X
Korea Telecom                              ADR        50063P103     1700       84,154    X                       X
Kyocera Corp                               ADR        501556203      600      103,088    X                       X
Lucent Technologies Inc.                   Common     549463107    11208       664079    X                       X
Manatron Inc                               Common     562048108      300         8250    X                       X
Medtronic Inc                              Common     585055106     2000        99626    X                       X
Mediconsult Com Inc.                       Common     58469J100    12000        18000    X                       X
Micro Therapeutics Inc.                    Common     59500W100     2000        10250    X                       X
Merck & Co. Inc.                           Common     589331107      270        20689    X                       X
Microsoft Corp                             Common     594918104     7800       624000    X                       X
Morgan Stanley Dean Witter                 Common     617446448     8295       690561    X                       X
Motorola Inc.                              Common     620076109      600        17438    X                       X
NEC Corp                                   ADR        629050204      300        47550    X                       X
NTL  Inc                                   Common     629407107      900        53888    X                       X
Network Plus Corp                          Common     641220506     1000        14188    X                       X
Nortel Networks Corp.                      Common     656569100    12270       864478    X                       X
Nokia Corp.                                Common     654902204     7000       351140    X                       X
Onemain.com Inc                            Common     682670109     6000        67500    X                       X
Oracle Corp.                               Common     68389X105   142255       660314    X                       X
Panamsat Corp New                          Common     647900108     1500       65,532    X                       X
Parkplace Entertainment Corp.              Common      70069100     1000        12188    X                       X
Pepsico Inc                                Common     713448108     1000        44438    X                       X
Phillip Morris Companies Inc.              Common     718154107      300         7969    X                       X
Plains All American Pipeline               Common     726503105     3000       55,875    X                       X
Portugal Telecom SA                        ADR        737273102     2000       22,500    X                       X
Proctor & Gamble Co.                       Common     742718109      200        11450    X                       X
Qwest Communciations International Inc.    Common     799121109     1500        74532    X                       X
Radiant Systems Inc                        Common     75025N102     1000        24000    X                       X
ResourcePhoenix Com Inc                    Class A    76122L106     8500       13,813    X                       X
Reynolds & Reynolds Co                     Class A    76182K105     1000       18,250    X                       X
Rhythms Netconnections Inc.                Common     762430205     4200        52765    X                       X
Sonera Group PLC                           ADR        835433202      900        41400    X                       X
Southtrust Corp.                           Common     844730101      750        16969    X                       X
Symbol Technologies Inc.                   Common    8710508107     1000        54000    X                       X
Summit Bancorp.                            Common     866005101      500        12313    X                       X
TCI Satellite Entertainment                Class A    872298104      100          869    X                       X

13F FILING 06/30/2000

                                                                            MARKET     Investment
ISSUER NAME                              TITLE       CUSIP      SHARES      VALUE      Discretion             Voting Rights
                                        OF CLASS     NUMBER                 (000'S)   Sole   Shared   Other   Sole   Shared   None
Telecomunicacoes Brasileiras (TBH)       Common     879287308      425            6    X                       X
Telefonica SA                            ADR        879382208      758        48560    X                       X
Tellabs Inc                              Common     879664100      200        13688    X                       X
Teva Pharmaceutical                      Common     881624209     1800        99789    X                       X
Texas Instruments                        Common     882508104    12936       702677    X                       X
Time Warner Inc.                         Common     887315109      300        22800    X                       X
True North Communciations Inc            Common     897844106     1000        44000    X                       X
United Parcel SVC Inc. Class B           Common     911312106      100         5900    X                       X
United Technologies Corp.                Common     913017109    10695      629,670    X                       X
Viacom Inc. Class B                      Class B    925524308    10003       682086    X                       X
Vasogen Incq                             Common     92232F103     3000       20,064    X                       X
Viacom Inc. Class B                      Class B    925524308     2907      198,222    X                       X
Viatel Inc                               Common     925529208     2200       62,840    X                       X
Vodafone Airtouch PLC                    ADR        92857T107     4611       33,600    X                       X
Vornado Operating Co                     Common     92904N103       25          194    X                       X
Vornado Realty Trust                     Common     929042208      500       17,375    X                       X
Wal-Mart Stores Inc.                     Common     931142103    10905       628405    X                       X
Walt Disney Co. Holding Co.              Common     254687106      600       23,288    X                       X
Webvan Group Inc.                        Common     94845V103    10200       59,705    X                       X
Walgreen Co                              Common     931422109      600       19,313    X                       X
Xerox  Corp                              Common     984121103      750       15,563    X
Total                                                           473250   17,366,387
                                                                ======   ==========